2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, plant and equipment	Estimated useful lives are as follows:
Fixed assets	Useful life
Furniture	5 years
Equipment	5 years
Warehouse	39 years
Improvement	5 years
Construction in progress	–
Land	–

Schedule of estimated useful lives of intangible assets	Estimated useful lives of intangible assets are as follows:
Intangible assets	Useful life
Market related intangible assets	5 years

Schedule of antidilutive shares

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive.

Year ended December 31,	2020	2019
Stock options	210,000	–
Total	210,000	–